SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29.SUBSEQUENT EVENTS

Significant events after balance date

The following significant events have occurred after balance date;

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The Company has renewed the lease agreement for it Fitzroy premises in Melbourne for a further period of 3 years from September 1, 2018 to August 31, 2021. The Company has also entered into a 2 year lease for new premises in Charlotte, North Carolina, commencing July 23, 2018 to July 31, 2020.

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A Framework Agreement with Blockchain Global Limited (“BCG”) was entered into on August 2, 2018. The Agreement formalizes the non-binding terms sheet that was entered into between the parties on February 2, 2018, which outlined a proposed strategic alliance with respect to the provision of a suite of blockchain opportunities to the Company, with the proposed issue of 486,000,000 shares to BCG in 3 tranches subject to the achievement of certain milestones.

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On August 8, 2018, the Company executed an Equity Placement Facility with Kentgrove Capital Pty Ltd. Under the Facility, Kentgrove Capital may provide the Company with up to A$20 million of equity capital in a series of individual placements of up to $1 million (or a higher amount by mutual agreement) over the next 20 months. Following the execution of the Facility and under a Prospectus as lodged with ASIC, the Company has issued:

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12,500,000 Options, exercisable at $0.0153 each, expiring 3 years after issue (Establishment Options), to Kentgrove Capital Pty Ltd in its capacity as trustee of the Kentgrove Capital Growth Fund (Kentgrove) (Option Offer).

•	8,833,100 Shares (Establishment Shares) to Kentgrove in lieu of payment of an Establishment Fee (Establishment Share Offer).

•	100,000,000 Shares (Collateral Shares) to Kentgrove as security for the Company’s obligations under the equity placement facility with Kentgrove.

The issue of the establishment and collateral shares to Kentgrove has resulted in an increase of the issued share capital of the Company to 2,544,115,824.

Under the lodged Prospectus, the Company will also have the ability to offer and issue up to 441,655,004 Placement Shares either to Kentgrove under the Kentgrove Facility, or to other investors as determined by the Board, to raise up to $5,000,000. Prospectus currently has a closing date of November 9 2018. Since June 30 2018, the Company has issued 100,000,000 shares under this facility, resulting in cash inflows from financing of $1,350,000.

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Following the recommendation of the Remuneration Committee, and subsequent Board approval in July 2018, the Board has agreed to award the Directors’ of the Company Share Options pursuant to the Company’s Employee Share Option Plan. Subject to Shareholder approval, the quantum of the award, ranging in value from $75k to $150k will be aligned to the individual Directors responsibilities and activities. In addition, the Board has agreed to grant to Dr Kasian, in his role as interim CEO, 50 million Options subject to certain market related vesting conditions.  The issue of such Options will be subject to all necessary Shareholder approvals being obtained.

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The company has executed an Agreement with Swisstec Health Analytics on July 30, 2018 which sets out the principal commercial terms on which the Company intends to appoint Swisstec as a non-exclusive distributor for hospitals in Asia and imposes binding obligations on the parties to negotiate in good faith in order to enter a formal distribution agreement.  In accordance with the terms of this agreement, the Company has acquired a 5% equity stake in Swisstec, and has provided Swisstec with $250k to facilitate their expansion into hospitals in the Asian region.

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The Company has signed a Heads of Agreement with Beijing Zishan Health Consultancy Limited. The Agreement provides a framework according to which the two parties will explore opportunities to achieve market entry, through a Joint Venture, for GTG’s genomic tests into the health sector in the People’s Republic of China.